Note 16 - Stock-Based Compensation	12 Months Ended
Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
16.	STOCK-BASED COMPENSATION

Employee Stock Purchase Plan

In October 1999, the Board adopted the 1999 Employee Stock Purchase Plan (“1999 Purchase Plan”), which was approved by the shareholders prior to the consummation of its initial public offering in August 2000.  A total of 50,000,000 ordinary shares were reserved for issuance under the 1999 Purchase Plan, plus annual increases on January 1 of each year, commencing in 2001, up to 40,000,000 shares as approved by the Board.  In June 2008, an additional 20,000,000 shares were reserved for issuance as also approved by the Board. The 1999 Purchase Plan is subject to adjustment in the event of a stock split, stock dividend or other similar changes in ordinary shares or capital structure.

The 1999 Purchase Plan permits eligible employees to purchase ordinary shares through payroll deductions, which may range from 1% to 10% of an employee’s regular base pay.  Beginning November 1, 2005, the 1999 Purchase Plan shall be implemented through consecutive offer periods of 3 months’ duration commencing on the first day of February, May, August and November.  Under the 1999 Purchase Plan, ordinary shares may be purchased at a price equal to the lesser of 90% of the fair market value of the Company’s ordinary shares on the date of grant of the option to purchase (which is the first day of the offer period) or 90% of the fair market value of the Company’s ordinary shares on the applicable exercise date (which is the last day of the offer period).  Employees may elect to discontinue their participation in the purchase plan at any time; however, all of the employee’s payroll deductions previously credited to the employee’s account will be applied to the exercise of the employee’s option on the next exercise date.  Participation ends automatically on termination of employment with the Company.  If not terminated earlier, the 1999 Purchase Plan will have a term of 10 years.  During 2009, 10,685,400 ordinary shares had been purchased under the 1999 Purchase Plan.

As approved by the EGM held on May 30, 2009, the Company adopted the 2009 Employee Stock Purchase Plan (“2009 Purchase Plan”) along with the Company delisting from SEHK in September 2009.  The terms and provisions of 2009 Purchase Plan are generally the same as the 1999 Purchase Plan.  The 2009 Purchase Plan will also have a term of 10 years, if not terminated earlier.  A total of 25,000,000 ordinary shares were reserved for issuance under the 2009 Purchase Plan starting November 2009.  From 2010 to 2011, 10,780,100 ordinary shares had been purchased under the 2009 Purchase Plan.

Stock Option Plans

In 1997, the Board adopted the 1997 Stock Plan, and in 1999, adopted the 1999 Stock Incentive Plan.  The plans provide for the granting of stock options to employees, directors and consultants of the Company.

Under the 1997 Stock Plan, the Board reserved 185,000,000 ordinary shares for issuance.  After the completion of an initial public offering, no further options were granted under the 1997 Stock Plan.  Under the 1999 Stock Incentive Plan, the maximum aggregate number of shares available for grant shall be 150,000,000 ordinary shares plus an annual increase on January 1 of each year, commencing in 2001, equal to the lesser of 75,000,000 shares or 4% of the outstanding ordinary shares on the last day of the preceding fiscal year or a smaller number determined by the plan administrator.  As of December 31, 2011, the number of options outstanding and exercisable was 147,403,000 and 147,403,000, respectively, under the 1999 Stock Incentive Plan.

The Board adopted the 2005 Share Option Plan (“2005 SOP”), which was effective on March 2, 2006, the date the Company completed the listing on the SEHK, and then the Board terminated the 1997 Stock Plan and 1999 Stock Incentive Plan. The Company began issuing stock options solely under the 2005 SOP for up to 100,000,000 ordinary shares.  As approved by the EGM held on May 30, 2009, the number of shares available for issue was increased from 100,000,000 to 175,000,000 shares.  The references to Hong Kong and Hong Kong related rules and regulations were also removed along with the completion of the Company’s delisting from the SEHK in 2009.  Under the terms of the 2005 SOP, stock options are generally granted at fair market value of the Company’s ordinary shares.  The stock options have a contractual term of 8 years from the date of grant and vest over a requisite service period of 4 years.  As of December 31, 2011, the number of options outstanding and exercisable was 125,798,350 and 86,622,150, respectively, under the 2005 SOP.

A summary of the Company’s stock option activity under the plans as of December 31, 2011 and changes during the year then ended is presented as follows:

		Weighted	Weighted
		Average	Average	Aggregate
	Number of	Exercise	Remaining	Intrinsic
	Options Shares	Price	Contract Life	Value

Outstanding Options, January 1, 2011	322,534,250	$0.1988
Granted	16,964,950	$0.1507
Exercised	(6,290,200)	$0.0719
Forfeited or expired	(60,007,650)	$0.2514

Outstanding Options, December 31, 2011	273,201,350	$0.1872	3.69	$1,118,000

Vested and Expected to Vest Options at December 31, 2011	265,112,778	$0.1891	3.60	$1,080,000

Exercisable Options at December 31, 2011	234,025,150	$0.2000	3.26	$778,000

The total intrinsic value of options exercised during the years ended December 31, 2011, 2010, and 2009 were $545,000, $45,000, and $60,000, respectively.

The following table summarizes information about outstanding and vested stock options:

	Options Outstanding			Options Exercisable
		Weighted
		Average	Weighted		Weighted
		Remaining	Average	Number	Average
	Number	Contractual	Exercise	Exercisable	Exercise
Range of Exercise Prices	Outstanding	Life	Price	and Vested	Price

$0.0460 - $0.1198	58,219,600	5.56	$0.0735	34,677,550	$0.0674
$0.1240 - $0.1594	32,444,350	3.53	$0.1493	26,072,600	$0.1526
$0.1620 - $0.1948	47,989,150	3.72	$0.1696	38,729,850	$0.1710
$0.2036 - $0.2640	93,100,350	3.51	$0.2119	93,097,250	$0.2119
$0.2804 - $0.4836	41,447,900	1.57	$0.3414	41,447,900	$0.3414

Balance, December 31, 2011	273,201,350	3.69	$0.1872	234,025,150	$0.2000

Share Incentive Plan

The Board adopted the 2005 Share Incentive Plan (“2005 SIP”), which was effective on March 2, 2006, the date the Company completed the SEHK listing. The 2005 SIP provides for the grant of restricted shares, restricted share units (“RSU”), share appreciation rights and dividend equivalent rights (collectively referred to as “Awards”) up to 75,000,000 ordinary shares.  As approved by the EGM held on May 30, 2009, the number of shares available for issue was increased from 75,000,000 to 125,000,000 shares.  The references to Hong Kong and Hong Kong related rules and regulations were also removed along with the completion of the Company’s delisting from the SEHK. Awards may be granted to employees, directors and consultants.  The RSUs vest over a requisite service period of 4 years.

A summary of the status of the Company’s RSUs as of December 31, 2011, and changes during the year ended December 31, 2011 is presented as follows:

		Weighted
	Number of	Average
	Outstanding	Grant-Date
	Awards	Fair Value

Nonvested at January 1, 2011	43,220,450	$0.0911
Granted	11,166,300	$0.1499
Vested	(16,514,200)	$0.0991
Forfeited and expired	(3,907,350)	$0.0886

Nonvested at December 31, 2011	33,965,200	$0.1066

As of December 31, 2011, there was $3,826,000 of total unrecognized compensation cost related to nonvested share-based compensation arrangements granted under the plans including stock options and RSUs.  The cost is expected to be recognized over a weighted-average period of 2.38 years. The total fair value of RSUs vested during the years ended December 31, 2011, 2010, and 2009 was $1,637,000, $1,688,000, and $492,000, respectively.

Cash received from option exercise under all share-based payment arrangements for the years ended December 31, 2011, 2010, and 2009 was $994,000, $533,000, and $689,000, respectively.

The Company calculated the fair value of each option grant on the date of grant using the Black-Scholes option pricing model that use the assumptions in the following table.  Risk-free interest rate is based on the US Treasury yield curve in effect at the time of grant.  The Company uses the simplified method to estimate the expected life because the options are considered as plain vanilla share-based payment awards. Expected volatilities are based on historical volatility of stock prices for a period equal to the options’ expected term.  The dividend yield is zero as the Company has never declared or paid dividends on the ordinary shares or other securities and does not anticipate paying dividends in the foreseeable future.

	Stock Options			Employee Stock Purchase Plan
	Years Ended December 31			Years Ended December 31
	2011	2010	2009	2011	2010	2009

Risk-free interest rate	0.83%-2.24%	1.17%-2.55%	1.85%-2.69%	0.01%-0.15%	0.10%-0.17%	0.06%-0.27%
Expected life	5	5	5	0.25-0.26	0.25-0.26	0.25-0.26
	Years	Years	Years	Years	Years	Years
Volatility	50%-52%	52%-54%	53%-58%	34%-42%	39%-52%	33%-103%
Dividend	-	-	-	-	-	-

The weighted-average grant-date fair values of options granted during the years ended December 31, 2011, 2010, and 2009 were $0.0705, $0.0551, and $0.0242, respectively.  The weighted-average fair values of options granted under the 1999 Purchase Plan and the 2009 Purchase Plan during the years ended December 31, 2011, 2010, and 2009 were $0.0192, $0.0232, and $0.0176, respectively.

Ordinary Shares Reserved

As of December 31, 2011, ordinary shares reserved for future issuance were as follows:

Outstanding stock options	273,201,350
Outstanding RSUs	33,965,200
Shares reserved for future stock option grants	47,560,050
Shares reserved for Employee Stock Purchase Plan	14,219,900
Shares reserved for Awards	47,374,800
416,321,300

Shares issued for the exercise of stock options, Employee Stock Purchase Plan and shares vested under restricted stock units are from the new ordinary shares.